Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 6,694	$ 11,585
Short-term bank deposits	48,035	33,669
Trade receivables	2,000
Other current assets	1,729	1,320
TOTAL CURRENT ASSETS	58,458	46,574
NON-CURRENT ASSETS:
Property and equipment, net	7,128	687
Long-term prepaid expenses	103	13
TOTAL NON-CURRENT ASSETS	7,231	700
TOTAL ASSETS	65,689	47,274
CURRENT LIABILITIES-
Accounts payable: Trade	3,058	2,522
Accounts payable: Other	3,465	2,266
Deferred revenue	1,046
TOTAL CURRENT LIABILITIES	7,569	4,788
NON-CURRENT LIABILITIES-
Severance pay obligations, net	128	86
Deferred revenue	2,092
TOTAL NON-CURRENT LIABILITIES	2,220	86
TOTAL LIABILITIES	9,789	4,874
COMMITMENTS
EQUITY:
Ordinary shares, NIS 0.01 par value; Authorized as of December 31, 2017 and 2016, 70,000,000 shares; issued and outstanding as of December 31, 2017 and 2016, 29,879,323 and 26,902,285 shares, respectively	57	50
Accumulated other comprehensive income	16	40
Additional paid in capital	221,055	197,400
Warrants	2,960	2,960
Accumulated deficit	(168,188)	(158,050)
TOTAL EQUITY	55,900	42,400
TOTAL LIABILITIES AND EQUITY	$ 65,689	$ 47,274